VARIABLE INTEREST ENTITIES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended			12 Months Ended						9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended		12 Months Ended				1 Months Ended
	Sep. 30, 2012 item		Sep. 30, 2011	Sep. 30, 2012 item parent		Sep. 30, 2011	Dec. 31, 2011 parent		Dec. 31, 2010		Dec. 31, 2009	Mar. 31, 2011	Sep. 30, 2012 Consolidated VIE's item	Dec. 31, 2011 Consolidated VIE's ventures	Dec. 31, 2010 Consolidated VIE's	Mar. 31, 2011 Sasol Huntsman GmbH and Co. KG	Sep. 30, 2012 Sasol Huntsman GmbH and Co. KG	Sep. 30, 2011 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2011 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2010 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2011 Rubicon LLC, Pacific Iron Products and Arabian Amines	Dec. 31, 2010 Rubicon LLC, Pacific Iron Products and Arabian Amines	Apr. 30, 2011 Arabian Amines Company
Identification of variable interest entities through investments and transactions
Number of joint ventures													4	4
Huntsman share of joint venture (as a percent)																			50.00%
Joint venture partner share of joint venture (as a percent)																			50.00%
Equity in income of investment in unconsolidated affiliates	$ 2		$ 2	$ 5		$ 6	$ 8		$ 24		$ 3									$ 18
Assets and liabilities of VIE
Current assets	4,313			4,313			3,761		3,722							61			54		86	90
Property, plant and equipment, net	3,531	[1]		3,531	[1]		3,510	[1]	3,469	[2]			382	403	275	155			141		262	275
Other noncurrent assets	484	[1]		484	[1]		482	[1]	495	[2]			27	21	18						61	56
Deferred income taxes	190			190			163		179												45	40
Intangible assets	75	[1]		75	[1]		93	[1]	107	[2]			20	23	7	16			17		6	7
Goodwill	107			107			114		94							17			15
Total assets	8,925			8,925			8,330		8,307							249			227		460	468
Current liabilities	2,045			2,045			1,961		2,207							23			30		115	111
Long-term debt	3,550	[1]		3,550	[1]		3,730	[1]	3,627	[2]			241	264	185	93			87		182	188
Deferred income taxes	272			272			106		94							8			8		1
Other noncurrent liabilities	907	[1]		907	[1]		1,003	[1]	852	[2]			72	111	109	7			2		108	109
Total liabilities	7,384			7,384			7,239		7,219							131			127		406	408
Amount receivable after settlement of a dispute																							11
Damages incurred due to the delayed initial acceptance of the plant																							8
Reimbursement of capital expenditures for work left unfinished by the third party contractors																							3
Total goodwill amount deductible for the tax purposes																	12		12
Average useful life of all other intangible assets																	18 years		18 years
Revenues																			116
Earnings																			7
Pro forma revenues																		8,618	11,259	9,337
One time non cash gain																		12	12
One-time noncash income tax expense recognized																2			2
Fair value of the noncontrolling interest												61
Noncontrolling interest (as a percent)	100.00%			100.00%			100.00%									50.00%
Number of parents for which tax consequence adjustment is applicable	1			1			1
Decrease in amount of goodwill due to a change in foreign currency exchange rate																			$ 2

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."